STOCKHOLDERS’ EQUITY (Details Narrative)												1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 28, 2026 $ / shares	Jul. 14, 2025 USD ($) $ / shares shares	May 19, 2025 $ / shares	May 05, 2025 USD ($) $ / shares shares	Jan. 22, 2025	Jul. 31, 2024 USD ($) $ / shares shares	Jun. 24, 2024 USD ($)	Jun. 20, 2024 $ / shares shares	Jul. 12, 2021 $ / shares shares	Jun. 17, 2021 USD ($) shares	Jun. 15, 2021 USD ($) $ / shares shares	Jul. 31, 2024 $ / shares shares	Mar. 31, 2026 USD ($) Integer $ / shares shares	Mar. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) Integer $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jan. 14, 2026 Integer	Jul. 13, 2025 $ / shares	May 18, 2025 $ / shares	Apr. 08, 2025 $ / shares shares	Feb. 06, 2025 Integer	Nov. 30, 2023 USD ($)	Sep. 15, 2022 USD ($)
Preferred stock, shares authorized | shares													1,000,000		1,000,000
Liquidation preference per shares													$ 25.00
Dividends payments | $													$ 0
Common stock ownership percentage													9.80%		9.80%
Common stock, par value			$ 0.10
Purchase price per share									$ 4.99
Repurchase program total cost | $														$ 194,972	$ 344,503	$ 40,910
Number of limited partnerships in which company is sole general partner													5
Shares issued | $															$ 1,696,462
Fixed Price Self Tender Offer [Member]
Common stock, par value																					$ 0.01
Number of shares repurchased authorized value | $				$ 1,458,000
Number of shares repurchased | shares				214,412																	200,000
Repurchase program percentage																					200.00%
Repurchase program shares | shares																					28,308
Stock pepurchase program per shares				$ 6.80
Number of shares repurchased lot shares | shares				1,209
Net REIT Genesis [Member]
Minority interest ownership													100.00%		100.00%
Net REIT Genesis II [Member]
Minority interest ownership													81.50%		81.50%
Genesis Plaza [Member] | Tenant In Common One [Member]
Ownership In property													57.00%		57.00%
Genesis Plaza [Member] | Tenant In Common Two [Member]
Ownership In property													43.00%		43.00%
Beneficial ownership In property													92.00%		92.00%
Commercial Property [Member]
Real estate properties | Integer													8		10			1				2
Number of limited partnerships in which company is sole general partner | Integer															5
Commercial Property [Member] | Partially Owned Properties [Member]
Real estate properties													2		2
Class A Common Stock And Accompanying Pre Funded Warrants [Member]
Purchase price per share									$ 5.00
Pre Funded Warrants [Member]
Purchase of warrant | shares									1,000,000
Shares price									$ 0.01
Common Stock Warrants [Member]
Purchase of warrant | shares		200,000							2,000,000
Shares price		$ 12.00							$ 5.50										$ 55
Common Stock Warrants And Placement Agent Warrants [Member]
Warrant right exercised | shares															0
Placement Agent Warrants [Member]
Warrants and Rights Outstanding, Term									5 years
Reverse Stock Split [Member]
Stockholders equity note stock split, conversion ratio			10		100
Mr Heilbron [Member]
Common stock ownership percentage													15.30%
Jack KHeilbron And Gary MKatz [Member]
Common stock beneficially ownership percentage													19.00%
CEO And CIO [Member]
Common stock ownership percentage															9.80%
Common stock beneficially ownership percentage															1900.00%
Underwritten Public Offering [Member] | The Benchmark Company LLC [Member]
Shares issued | shares								109,054
Price per share								$ 16.00
Underwriting discount rate								7.00%
Gross proceeds | $							$ 1,740,000
Registered Direct Offering [Member]
Proceeds from equity | $		$ 2,050,000.00
Offering expenses | $		$ 1,700,000
Registered Direct Offering [Member] | Class A Common Stock And Accompanying Pre Funded Warrants [Member]
Purchase price per share		$ 12.00
Registered Direct Offering [Member] | Pre Funded Warrants [Member]
Shares price		$ 0.0001
Registered Direct Offering [Member] | Maximum [Member] | Pre Funded Warrants [Member]
Purchase of warrant | shares		30,830
Series D Preferred Stock [Member]
Preferred stock, shares authorized | shares													1,000,000		1,000,000	1,000,000
Shares issued | shares										920,000	800,000
Price per share											$ 25.00
Net proceeds | $										$ 20,500,000	$ 18,100,000					$ 1,195,855
Dividend rate													9.375%		9.375%
Liquidation preference per shares													$ 25.00		$ 25.00	$ 25.00
Dividend rate per dollar	$ 0.19531												$ 2.34375		$ 2.34375
Number of directors | Integer													2		2
Voting rights holder													two-thirds		two-thirds
Preferred Stock, Redemption Price Per Share													$ 25.00		$ 25.00
Dividends per share														$ 0.58593	$ 2.34372	$ 2.34372
Dividends payments | $													$ 600,000		$ 2,200,000	$ 2,100,000
Number of shares repurchased authorized value | $																							$ 4,000,000.0	$ 4,000,000.0
Repurchase program shares | shares															23,346		23,041
Repurchase program per shares															$ 14.76
Repurchase program per shares															$ 0.035
Repurchase program total cost | $															$ 344,503
Dividends payable current | $													$ 600,000		0
Dividends payable current | $															$ 2,200,000	2,100,000
Series D Preferred Stock [Member] | O2024H2 Dividends [Member]
Dividends per share													$ 0.19531		$ 0.19531
Series D Preferred Stock [Member] | Over-Allotment Option [Member]
Shares issued | shares										120,000
Net proceeds | $										$ 2,700,000
Stock purchase period											45 days
Common Class A [Member]
Shares issued | shares									1,000,000
Net proceeds | $															$ 1,667,120
Common stock, shares authorized | shares													100,000,000		100,000,000	100,000,000
Common stock, par value			$ 0.01										$ 0.01		$ 0.01	$ 0.01				$ 0.10
Common stock, shares issued | shares													1,314,159		1,314,159	1,283,432
Number of votes | Integer															1
Number of shares repurchased authorized value | $																$ 6,000,000.0							$ 6,000,000.0	$ 6,000,000.0
Repurchase program shares | shares															16,080
Repurchase program per shares															$ 4.79		$ 16.06
Repurchase program per shares															$ 0.025		$ 0.035
Repurchase program total cost | $															$ 77,092		$ 400,000
Common Class A [Member] | Registered Direct Offering [Member]
Shares issued | shares		140,000
Common Class A [Member] | Shares Issued For Ownership Exchange [Member] | Net REIT Genesis II [Member]
Shares issued | shares						78,215						86,232
Price per share						$ 9.30						$ 9.30
Exchange of ownership percentage						36.40%						36.40%
Shares issued | $						$ 86,232
Common Class B [Member]
Common stock, shares authorized | shares													1,000		1,000
Common stock, par value													$ 0.01
Common stock, shares issued | shares													0		0
Common Class C [Member]
Common stock, shares authorized | shares													9,000,000		9,000,000
Common stock, par value													$ 0.01
Common stock, shares issued | shares													0		0
Number of votes | Integer													1